EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Net income per share (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares		Dec. 31, 2018 COP ($) $ / shares shares	Dec. 31, 2017 COP ($) $ / shares shares		Dec. 31, 2016 COP ($) $ / shares shares
Disclosure of controlling interest equity [Line Items]
Net income for the year	$ 1,595.4	[1]	$ 5,184,551	$ 3,162,433	[2]	$ 3,516,936	[2]
Less: participation of non- controlling interests	(699.1)	[1]	(2,271,857)	(1,200,019)	[2]	(1,377,070)	[2]
Net income attributable to owners of the parents	$ 896.3	[1]	2,912,694	1,962,414	[2]	2,139,866	[2]
Less: Allocation of undistributed earnings to preferred stockholders | $			(929,656)	(622,215)		(674,042)
Net Income allocated to common shareholders for basic and diluted EPS | $			$ 1,983,038	$ 1,340,199		$ 1,465,824
Weighted average of the common and preferred shares used in the calculation of net income for basic shares (common and preferential) | shares	22,281,017,159		22,281,017,159	22,281,017,159		22,281,017,159
Basic net income of the owners of the parent per share			$ 130.725	$ 88.076	[2]	$ 96.040	[2]
Common shares
Disclosure of controlling interest equity [Line Items]
Weighted average number of common shares outstanding used in basic EPS calculation (2) | shares	15,169,502,784		15,169,502,784	15,216,468,601		15,262,660,115
Basic and diluted earnings (loss) per share			$ 130.725	$ 88.076		$ 96.040
American depositary Shares [Member]
Disclosure of controlling interest equity [Line Items]
Basic and diluted earnings (loss) per share			$ 2,614.51	$ 1,761.51		$ 1,920.80

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.